Equity Incentive Plans - Summary of non-vested stock options and restricted shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of period	104,250	0
Granted	0	104,250
Vested	0
Outstanding at end of period	104,250	104,250
Weighted average exercise price
Outstanding at beginning of period	$ 27.5	$ 0
Granted	0	27.5
Vested	0
Outstanding at end of period	27.5	27.5
Weighted Average Grant Date Fair Value
Outstanding at beginning of period	7.0605	0
Granted	0	7.0605
Vested	0
Outstanding at end of period	$ 7.0605	$ 7.0605